Insurance (Tables)	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Insurance Liabilities

	Future Policy Benefits		Policyholder Account Balances		Other Policy-Related Balances
	December 31,
	2011	2010	2011	2010	2011	2010
	(In millions)
Retail Products	$62,295	$60,921	$69,553	$66,193	$2,807	$2,878
Group, Voluntary and Worksite Benefits	20,465	19,439	9,273	9,676	3,378	3,250
Corporate Benefit Funding	49,657	43,628	56,367	57,828	201	204
Latin America	6,299	6,417	6,159	6,232	1,432	1,555
Asia	31,555	27,287	59,578	54,506	5,876	5,887
EMEA	7,728	7,384	14,396	14,095	1,482	1,544
Corporate & Other	6,276	5,846	2,374	2,227	423	432

Total	$184,275	$170,922	$217,700	$210,757	$15,599	$15,750

Value of Distribution Agreements and Customer Relationships Acquired

Amount
(In millions)
Balance at January 1, 2009	$822
Acquisitions	—
Amortization	(34)
Effect of foreign currency translation and other	4

Balance at December 31, 2009	792
Acquisitions	356
Amortization	(42)
Effect of foreign currency translation and other	(12)

Balance at December 31, 2010	1,094
Acquisitions	213
Amortization	(60)
Effect of foreign currency translation and other	17

Balance at December 31, 2011	$1,264

Negative Value of Business Acquired

Amount
(In millions)
Balance at January 1, 2010	$—
Acquisitions	4,422
Amortization	(64)
Effect of foreign currency translation	(71)

Balance at December 31, 2010	4,287
Acquisitions	7
Amortization	(697)
Effect of foreign currency translation	60

Balance at December 31, 2011	$3,657

Sales Inducements

Amount
(In millions)
Balance at January 1, 2009	$711
Capitalization	193
Amortization	(63)

Balance at December 31, 2009	841
Capitalization	157
Amortization	(80)

Balance at December 31, 2010	918
Capitalization	140
Amortization	(132)

Balance at December 31, 2011	$926

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank

	December 31,
	2011	2010
	(In millions)
FHLB of New York (“FHLB of NY”)	$658	$890
FHLB of Boston	$70	$70
FHLB of Des Moines	$51	$20

Schedule of liability recorded and collateral pledged for funding agreements

	Liability		Collateral
	December 31,
	2011	2010	2011	2010
	(In millions)
FHLB of NY (1)	$11,655	$12,555	$13,002 (2)		$14,204 (2)
Farmer Mac (3)	$2,750	$2,750	$3,157 (4)		$3,159 (4)
FHLB of Boston (1)	$450	$100	$518 (2)		$211 (2)
FHLB of Des Moines (1)	$695	$—	$953 (2)	$	— (2)

(1)

Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted either a blanket lien or a lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB’s recovery on the collateral is limited to the amount of the Company’s liability to the FHLB.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)

Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States (“Farmer Mac”).

(4)	Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$10,708	$8,219	$8,260
Less: Reinsurance recoverables	2,198	547	1,042

Net balance at January 1,	8,510	7,672	7,218

Acquisitions, net	—	583	—
Incurred related to:
Current year	9,028	6,482	6,569
Prior years	(199)	(75)	(152)

Total incurred	8,829	6,407	6,417

Paid related to:
Current year	(6,238)	(4,050)	(3,972)
Prior years	(2,420)	(2,102)	(1,991)

Total paid	(8,658)	(6,152)	(5,963)

Net balance at December 31,	8,681	8,510	7,672
Add: Reinsurance recoverables	1,436	2,198	547

Balance at December 31,	$10,117	$10,708	$8,219

Guarantees related to Annuity, Universal and Variable Life Contracts

	December 31,
	2011		2010
	In the Event of Death	At Annuitization	In the Event of Death	At Annuitization
	(In millions)
Annuity Contracts (1)
Return of Net Deposits
Separate account value	$60,935	$486	$55,753	$390
Net amount at risk (2)	$8,912 (3)	$404 (4)	$6,194 (3)	$289 (4)
Average attained age of contractholders	62 years	66 years	62 years	67 years

Anniversary Contract Value or Minimum Return
Separate account value	$102,910	$71,934	$92,041	$55,668
Net amount at risk (2)	$7,729 (3)	$11,735 (4)	$5,297 (3)	$6,373 (4)
Average attained age of contractholders	63 years	62 years	62 years	61 years

Two Tier Annuities
General account value	N/A	$386	N/A	$280
Net amount at risk (2)	N/A	$60 (5)	N/A	$49 (5)
Average attained age of contractholders	N/A	60 years	N/A	62 years

	December 31,
	2011		2010
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account)	$12,946	$3,963	$11,015	$4,102
Net amount at risk (2)	$188,642 (3)	$24,991 (3)	$156,432 (3)	$26,851 (3)
Average attained age of policyholders	53 years	59 years	52 years	58 years

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)	The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)

The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

(5)	The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

Liabilities for Guarantees

	Annuity Contracts		Universal and Variable Life Contracts
	Guaranteed Death Benefits	Guaranteed Annuitization Benefits	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct and Assumed
Balance at January 1, 2009	$251	$403	$271	$140	$1,065
Incurred guaranteed benefits	118	(1)	233	34	384
Paid guaranteed benefits	(201)	—	—	—	(201)

Balance at December 31, 2009	168	402	504	174	1,248
Acquisitions	46	110	2,952	—	3,108
Incurred guaranteed benefits	149	111	536	24	820
Paid guaranteed benefits	(91)	—	(1)	—	(92)

Balance at December 31, 2010	272	623	3,991	198	5,084
Incurred guaranteed benefits	273	269	496	23	1,061
Paid guaranteed benefits	(113)	(10)	(24)	—	(147)

Balance at December 31, 2011	$432	$882	$4,463	$221	$5,998

Ceded
Balance at January 1, 2009	$8	$—	$80	$90	$178
Incurred guaranteed benefits	26	—	102	32	160
Paid guaranteed benefits	(28)	—	—	—	(28)

Balance at December 31, 2009	6	—	182	122	310
Acquisitions	30	—	—	—	30
Incurred guaranteed benefits	18	(1)	412	17	446
Paid guaranteed benefits	(15)	—	—	—	(15)

Balance at December 31, 2010	39	(1)	594	139	771
Incurred guaranteed benefits	35	9	20	16	80
Paid guaranteed benefits	(20)	—	—	—	(20)

Balance at December 31, 2011	$54	$8	$614	$155	$831

Net
Balance at January 1, 2009	$243	$403	$191	$50	$887
Incurred guaranteed benefits	92	(1)	131	2	224
Paid guaranteed benefits	(173)	—	—	—	(173)

Balance at December 31, 2009	162	402	322	52	938
Acquisitions	16	110	2,952	—	3,078
Incurred guaranteed benefits	131	112	124	7	374
Paid guaranteed benefits	(76)	—	(1)	—	(77)

Balance at December 31, 2010	233	624	3,397	59	4,313
Incurred guaranteed benefits	238	260	476	7	981
Paid guaranteed benefits	(93)	(10)	(24)	—	(127)

Balance at December 31, 2011	$378	$874	$3,849	$66	$5,167

Fund Groupings

	December 31,
	2011	2010
	(In millions)
Fund Groupings:
Equity	$57,750	$59,546
Balanced	52,823	40,199
Bond	9,838	9,539
Money Market	1,521	1,584
Specialty	2,034	2,192

Total	$123,966	$113,060